SIGNIFICANT ACCOUNTING POLICIES - Net revenues and Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues
Total net revenues	$ 156,498	$ 140,803	$ 108,513
Contract liabilities
Prepayments from customers, current	6,647	11,968
Prepayments from customers, non-current	3,582	8,542
Deferred revenue, current	29,578	22,666
Deferred revenue, non-current	6,915	10,396
Revenue recognized related to contract liabilities that existed in previous year	31,000
Contract assets recorded	$ 0	0
Practical expedient related to incremental cost to obtain contracts	true
Services
Net revenues
Total net revenues	$ 139,216	122,869	95,936
Tuition fees from kindergartens and play-and-learn centers
Net revenues
Total net revenues	117,080	100,745	78,268
Franchise fees
Net revenues
Total net revenues	14,365	13,537	12,425
Training and other services
Net revenues
Total net revenues	7,161	7,703	5,243
Royalty fees
Net revenues
Total net revenues	610	884
Products
Net revenues
Total net revenues	17,282	17,934	12,577
Sale of educational merchandise
Net revenues
Total net revenues	17,282	17,934	12,577
Kindergartens
Net revenues
Total net revenues	124,175	105,679	78,766
Play-and-learn centers
Net revenues
Total net revenues	26,777	29,871	25,390
Others
Net revenues
Total net revenues	$ 5,546	$ 5,253	$ 4,357